Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Jan. 28, 2020